Business Combinations (Doyo Transactions, Disposal of Doyo, Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	[1]	Dec. 31, 2016	Oct. 31, 2015
Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment loss		$ 83,470		$ 0
Doyo [Member]
Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment loss	$ 1,900
Guanyou Gamespace [Member] | Doyo [Member]
Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash consideration of disposal interest in Doyo	2,900				$ 2,900
Forgiveness of contingent consideration	$ 6,000				$ 6,000

[1]	In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and have been recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company's management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group's statements of comprehensive income under "goodwill impairment and impairment of intangibles as part of acquisition of a business". Please refer to Note 2-"REORGANIZATION AND ACQUISITIONS" for more details.